Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 02-28-15

A.	DATES				Begin	End	# days
1	Determination Date					3/18/2015
2	Payment Date					3/20/2015
3	Collection Period				12/28/2014	2/28/2015	63
4	Monthly Interest Period-Actual				3/5/2015	3/19/2015	15
5	Monthly Interest-Scheduled						15

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	241,000,000.00	—	77,176,218.70	163,823,781.30	0.6797667
7	Class A-2-A Notes	225,000,000.00	225,000,000.00	—	—	225,000,000.00	1.0000000
8	Class A-2-B Notes	447,000,000.00	447,000,000.00	—	—	447,000,000.00	1.0000000
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	—	428,000,000.00	1.0000000
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$1,450,000,000.00	$—	$77,176,218.70	$1,372,823,781.30

12	Overcollateralization	260,919,447.67	260,919,447.67			280,353,157.36

13	Total Securitization Value	$1,710,919,447.67	$1,710,919,447.67			$1,653,176,938.66

14	NPV Lease Payments Receivable	738,790,911.57	738,790,911.57			678,998,701.12
15	NPV Base Residual	972,128,536.10	972,128,536.10			974,178,237.54

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.25000%	N/A	25,104.17	0.1041667	77,201,322.86	320.3374393
17	Class A-2-A Notes	0.87000%	N/A	81,562.50	0.3625000	81,562.50	0.3625000
18	Class A-2-B Notes	0.49300%	0.17300%	91,821.25	0.2054167	91,821.25	0.2054167
19	Class A-3 Notes	1.25000%	N/A	222,916.67	0.5208333	222,916.67	0.5208333
20	Class A-4 Notes	1.42000%	N/A	64,491.67	0.5916667	64,491.67	0.5916667

	Equals: Total Securities			485,896.25		77,662,114.95

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						62,357,736.36
22	Pull Ahead Waived Payments						—
23	Sales Proceeds-Early Terminations						18,119,871.33
24	Sales Proceeds via Customer-Scheduled Terminations						—
25	Security Deposits for Terminated Accounts						5,425.00
26	Excess Wear and Tear Received						386.33
27	Excess Mileage Charges Received						33,550.00
28	Other Recoveries Received						1,678.34

29	Subtotal: Total Collections						80,518,647.36

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						—

33	Total Available Funds, prior to Servicer Advances						80,518,647.36

34	Servicer Advance						—

35	Total Available Funds						80,518,647.36

36	Reserve Account Draw						—

37	Available for Distribution						80,518,647.36

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						2,851,532.41
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						485,896.25
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					77,176,218.70
51	Regular Principal Distribution Amount					83,402,068.82
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						77,176,218.70
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						—

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 02-28-15

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,450,000,000.00
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,653,176,938.66)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,450,000,000.00
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(1,366,597,931.18)

63	Regular Principal Distribution Amount		83,402,068.82

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,653,176,938.66
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(286,579,007.48)

67	Targeted Note Balance		1,366,597,931.18

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		80,518,647.36
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		2,851,532.41
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		485,896.25
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		77,176,218.70
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		77,176,218.70

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,554,597.24
87	Initial Reserve Account Balance		8,554,597.24
88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		—

90	Subtotal: Reserve Fund Available for Distribution		8,554,597.24
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,554,597.24
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		—

95	Equals: Ending Reserve Account Balance		8,554,597.24

		Units	Amounts
96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	—	—
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		—
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
101	Less: Excess Wear and Tear Received		(386.33)
102	Less: Excess Mileage Received		(33,550.00)
103	Current Period Net Residual Losses/(Gains)	—	(33,936.33)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	—	—
106	Current Period Net Residual Losses (Item 101)	—	(33,936.33)

107	Ending Cumulative Net Residual Losses	—	(33,936.33)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 02-28-15

G.	POOL STATISTICS			Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,710,919,448	1,653,176,939
111	Aggregate Base Residual Value			1,148,071,534	1,136,945,153
112	Number of Current Contracts			69,355	68,677
113	Weighted Average Lease Rate			2.64%	2.63%
114	Average Remaining Term			28.6	25.7
115	Average Original Term			39.2	39.2
116	Proportion of Base Prepayment Assumption Realized				459.65%
117	Actual Monthly Prepayment Speed				0.89%
118	Turn-in Ratio on Scheduled Terminations				0.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance-Beginning of Period		69,355	1,970,552,625	1,710,919,448
120	Depreciation/Payments			(51,347,876)	(41,288,076)
121	Gross Credit Losses		(3)	(74,428)	(70,173)
122	Early Terminations-Regular		(675)	(18,277,397)	(16,384,259)
123	Early Terminations-Lease Pull Aheads		—	—	—
124	Scheduled Terminations-Purchased by Customer	—	—	—	—
125	Scheduled Terminations-Sold at Auction	—	—	—	—
126	Scheduled Terminations-Purchased by Dealer	—	—	—	—

127	Pool Balance-End of Period		68,677	1,900,852,923	1,653,176,939

			Units	Securitization Value	Percentage
128	Delinquencies Aging Profile-End of Period
129	Current		68,379	1,646,290,743	99.58%
130	31-90 Days Delinquent		297	6,850,685	0.41%
131	91+ Days Delinquent		1	35,511	0.00%

132	Total		68,677	1,653,176,939	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			3	70,173
135	Aggregate Liquidation Proceeds on charged-off units				(54,080)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(1,678)

139	Current Period Aggregate Net Credit Losses/(Gains)			3	14,414

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			—	—
142	Current Period Net Credit Losses (Item 136)			3	14,414

143	Ending Cumulative Net Credit Losses			3	14,414

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

					Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity				—
147	61 - 120 Days since Contract Maturity				—
148	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 02-28-15

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
4/20/2015	19,411,633
5/20/2015	25,564,960
6/20/2015	25,928,377
7/20/2015	26,416,898
8/20/2015	28,210,872
9/20/2015	31,927,576
10/20/2015	33,151,674
11/20/2015	31,919,750
12/20/2015	30,435,967
1/20/2016	31,008,016
2/20/2016	35,289,195
3/20/2016	37,844,178
4/20/2016	41,476,513
5/20/2016	46,241,168
6/20/2016	40,123,442
7/20/2016	43,257,797
8/20/2016	39,676,462
9/20/2016	61,662,221
10/20/2016	72,018,770
11/20/2016	57,357,594
12/20/2016	38,189,622
1/20/2017	45,991,845
2/20/2017	46,667,914
3/20/2017	54,028,716
4/20/2017	69,873,644
5/20/2017	66,365,087
6/20/2017	75,332,101
7/20/2017	84,346,868
8/20/2017	67,149,058
9/20/2017	60,916,216
10/20/2017	57,208,164
11/20/2017	54,113,619
12/20/2017	46,711,130
1/20/2018	24,498,511
2/20/2018	19,658,046
3/20/2018	18,644,194
4/20/2018	16,056,058
5/20/2018	13,467,866
6/20/2018	10,270,402
7/20/2018	5,279,552
8/20/2018	4,047,944
9/20/2018	3,618,208
10/20/2018	4,557,078
11/20/2018	4,620,897
12/20/2018	2,568,554
1/20/2019	72,582
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—

Total:	1,653,176,938.66

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month